GOODWILL	12 Months Ended
Dec. 31, 2024
GOODWILL.
GOODWILL

7.GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2023 and 2024 were as follows:

	Legacy Huazhu	Legacy DH	Total
Balance at January 1, 2023
Goodwill	3,036	2,570	5,606
Accumulated impairment loss	(4)	(407)	(411)
	3,032	2,163	5,195
Impairment loss recognized during the year	—	(4)	(4)
Net foreign exchange-goodwill	—	151	151
Net foreign exchange-impairment loss	—	(24)	(24)
Balance at December 31, 2023
Goodwill	3,036	2,721	5,757
Accumulated impairment loss	(4)	(435)	(439)
	3,032	2,286	5,318
Net foreign exchange-goodwill	—	(115)	(115)
Net foreign exchange-impairment loss	—	18	18
Balance at December 31, 2024
Goodwill	3,036	2,606	5,642
Accumulated impairment loss	(4)	(417)	(421)
	3,032	2,189	5,221

As of December 31, 2023 and 2024, the estimated fair value of legacy Huazhu exceeded over 100% of its carrying value. As of December 31, 2023 and 2024, the estimated fair value of legacy DH exceeded its carrying value by approximately RMB490 and RMB794, which accounted for 17% and 36%of its carrying value, respectively. A 5% decline in the underlying projected cash flows or increase in the discount rate could not result in an impairment loss in 2023 and 2024.